UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING RELATES TO SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2000, AS AMENDED BY AMENDMENT #1 THERETO, FILED ON FEBRUARY 17, 2000, AS AMENDED BY AMENDMENT #2 THERETO, FILED ON MARCH 13, 2000, AS AMENDED BY AMENDMENT #3 THERETO,
FILED ON MARCH 13, 2000, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
AUGUST 14, 2000 OR FEBRUARY 14, 2001.

Report for the Calendar Year or Quarter Ended:	DECEMBER 31, 1999

Check here if Amendment [  X ]; Amendment Number: __4__
	This Amendment (Check only one.): 	[   ] is a restatement.
		[  X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Insurance Holding Corporation
		(f/k/a PFS Services, Inc.)
Address:	3120 Breckinridge Blvd.
		Duluth, Georgia 30199

Form 13F File Number:	28-5154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph B. Wollard
Title:		Assistant Secretary
Phone:		(212) 559-1000

Signature, Place, and Date of Signing:


/s/ Joseph B. Wollard		New York, New York 	March 31, 2004

Report Type (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.